Related Party Transactions	12 Months Ended
Aug. 25, 2017
Related Party Transactions [Abstract]
Related Party Transactions
(3)	Related Party Transactions

In the normal course of business, the Company had transactions with its affiliates as follows (in thousands):

	Fiscal Year Ended
	August 25,	August 26,	August 28,
	2017	2016	2015
Affiliates:
Net sales	$73,455	$38,817	$96,996
Expenses:
Management advisory fees	$3,000	$4,001	$4,030

As of August 25, 2017 and August 26, 2016, amounts due from these affiliates were $8.7 million and $0.4 million, respectively.

Management advisory fees represent fees paid to entities affiliated with Silver Lake pursuant to a management agreement that was terminated upon closing of the IPO on May 30, 2017. Amounts payable under this agreement were $0 and $1.7 million as of August 25, 2017 and August 26, 2016, respectively.